Revenue from contracts with customers and trade receivables (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Revenue [abstract]
Sales		₨ 271,396			₨ 234,595		₨ 205,144
Service income		5,655			4,508		4,380
License fees	[1]	2,113			6,776		4,867
Revenue		₨ 279,164	[2]	$ 3,350	₨ 245,879	[2]	₨ 214,391	[2]

[1]	During the year ended March 31, 2023, this primarily includes the following amounts: • Rs.902 from the sale of brands Z&D, Pedicloryl, Pecef and Ezinapi to J.B. Chemicals and Pharmaceuticals Limited; • Rs.1,399 from the sale of brands Styptovit-E, Finast, Finast-T and Dynapres to Torrent Pharmaceuticals Limited; and • Rs.2,640 from the sale of certain non-core dermatology brands to Eris Lifesciences Limited. The amounts recognized above are adjusted for expected sales returns. These transactions pertain to the Company’s Global Generics segment. During the year ended March 31, 2022, the Company entered into the following agreements:  An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment.  An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India, which formed part of the Company’s Global Generics segment. License fees includes an amount of Rs.390 towards the aforesaid sales transaction.  A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI. Upon successful completion of the closing conditions, the Company had recognized Rs.1,084 from this transaction. This transaction pertains to the Company’s Others segment (pertaining to its Proprietary Products business).
[2]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)